SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 290,831	$ 37,234	$ 204,529	$ 98,913
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	201,033		145,226	75,755
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	69,560		44,099	14,020
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 20,238		$ 15,204	$ 9,138